Balances and Transactions with Related Parties - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 CLP ($) Member Session	Dec. 31, 2017 CLF ( ) Member Session	Dec. 31, 2016 CLP ($)
Disclosure Of Transactions Between Related Parties [Line Items]
Number of members in Board of Directors | Member	7	7
Term of service for each director	3 years	3 years
Amounts payable to related parties	$ 119,612,972		$ 90,428,929
Description of compensation transactions	Total	Total
Compensation for directors	$ 3,700,042		2,123,227
Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Amounts receivable from related parties	0
Amounts payable to related parties	$ 0
Description of compensation transactions	The compensation consists of paying a variable annual compensation equal to one one-thousandth of the profit for the year (attributable to shareholders of Enel Chile). Also, each member of the Board will be paid a monthly compensation, one part a fixed monthly fee and another part dependent on meetings attended.	The compensation consists of paying a variable annual compensation equal to one one-thousandth of the profit for the year (attributable to shareholders of Enel Chile). Also, each member of the Board will be paid a monthly compensation, one part a fixed monthly fee and another part dependent on meetings attended.
Compensation for directors	$ 445,161		372,170
Enel Chile Board [Member] | Monthly Fee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors |		180
Enel Chile Board [Member] | Per Diem For Each Meeting
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors |		66
Maximum number of sessions for per diem | Session	15	15
Chairman [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Description of compensation transactions	the compensation for the Chairman of the Board will be the double that of a Director	the compensation for the Chairman of the Board will be the double that of a Director
Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Description of compensation transactions	Each member of the Directors’ Committee will receive a variable compensation equal to 0.11765 thousandth of the profit for the year (attributable to shareholders of Enel Chile S.A.). Also each member will be paid a monthly compensation, one part in a fixed monthly fee and another part dependent on meetings attended	Each member of the Directors’ Committee will receive a variable compensation equal to 0.11765 thousandth of the profit for the year (attributable to shareholders of Enel Chile S.A.). Also each member will be paid a monthly compensation, one part in a fixed monthly fee and another part dependent on meetings attended
Compensation for directors	$ 85,512		$ 75,750
Directors Committee [Member] | Monthly Fee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors |		60.00
Directors Committee [Member] | Per Diem For Each Meeting
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors |		22.00
Maximum number of sessions for per diem | Session	15	15